Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Aug. 05, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2013